Shareholder Report, Holdings (Details) - iREIT(R) - MarketVector Quality REIT Index ETF	Jan. 31, 2026
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NETSTREIT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Getty Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Federal Realty Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%